UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
September 30, 2018
(Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 30.1%

	Face Amount	Value

Commercial Services — 0.9%
IHS Markit
Callable 08/01/2022 @ $100 5.000%, 11/01/2022(A)	$1,000,000	$1,029,600

Consumer Discretionary — 0.9%
Michael Kors USA
Callable 09/01/2024 @ $100 4.000%, 11/01/2024(A)	1,000,000	955,445

Energy — 3.0%
Denbury Resources
Callable 12/15/2018 @ $109 9.000%, 05/15/2021(A)	1,000,000	1,081,250
Energy Transfer Equity 7.500%, 10/15/2020	2,000,000	2,140,000

		3,221,250

Financials — 4.8%
NTC Capital II
Callable 11/19/2018 @ $100 2.929%, VAR ICE LIBOR USD 3 Month+0.590%, 04/15/2027	2,100,000	1,976,625
USB Capital IX
Callable 11/19/2018 @ $100 3.500%, VAR ICE LIBOR USD 3 Month+1.020%, 04/15/2049	2,000,000	1,787,500
Wachovia Capital Trust III
Callable 10/29/2018 @ $100 5.570%, VAR ICE LIBOR USD 3 Month+0.930%, 03/15/2011	1,500,000	1,485,750

		5,249,875

Health Care — 2.8%
HCA Healthcare 6.250%, 02/15/2021	2,000,000	2,085,000
UnitedHealth Group 3.500%, 06/15/2023	1,000,000	1,002,049

		3,087,049

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
September 30, 2018
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Housewares — 0.9%
American Greetings
Callable 04/15/2021 @ $104 8.750%, 04/15/2025(A)	$1,000,000	$950,000

Industrials — 6.4%
Air Canada Pass Through Trust, Ser 2015-1, Cl C 5.000%, 03/15/2020(A)	1,425,000	1,433,906
American Airlines Pass Through Trust, Ser 2013-1, Cl B 5.625%, 01/15/2021(A)	1,826,198	1,860,074
American Airlines Pass Through Trust, Ser 2013-2, Cl B 5.600%, 07/15/2020(A)	1,894,661	1,927,817
Delta Air Lines Pass Through Trust, Ser 2007-1, Cl B 8.021%, 08/10/2022	960,706	1,055,431
United Airlines Pass Through Trust, Ser 2013-1, Cl B 5.375%, 08/15/2021	643,202	658,635

		6,935,863

Leisure Time — 1.7%
Silversea Cruise Finance
Callable 02/01/2020 @ $105 7.250%, 02/01/2025(A)	1,656,000	1,800,900

Materials — 1.0%
Sealed Air 6.875%, 07/15/2033(A)	1,000,000	1,075,000

Mining — 1.5%
Teck Resources
Callable 06/01/2019 @ $106 8.500%, 06/01/2024(A)	1,500,000	1,642,500

Pipelines — 3.8%
Cheniere Corpus Christi Holdings Callable 01/01/2024 @ $100 7.000%, 06/30/2024	2,000,000	2,190,000
Midcontinent Express Pipeline 6.700%, 09/15/2019(A)	1,900,000	1,942,723

		4,132,723

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
September 30, 2018
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Real Estate — 0.5%
GLP Capital
Callable 03/01/2025 @ $100 5.250%, 06/01/2025	$500,000	$508,100

Telecommunications — 1.0%
Nokia
6.625%, 05/15/2039	1,000,000	1,077,500

Utilities — 0.9%
NiSource
Callable 06/15/2023 @ $100 5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.843%, 12/15/2166(A)	1,000,000	990,000

TOTAL CORPORATE OBLIGATIONS
(Cost $32,608,143)		32,655,805

ASSET-BACKED SECURITIES — 20.6%

Commercial — 4.6%
BHMS, Ser 2018-ATLS, Cl B 3.658%, VAR LIBOR USD 1 Month+1.500%, 07/15/2035 (A)	2,000,000	2,000,189
COMM Mortgage Trust, Ser 2014-UBS4, Cl XA, IO 1.337%, 08/10/2047	66,115,113	3,017,976

		5,018,165

Consumer Discretionary — 2.2%
DB Master Finance, Ser 2015-1A, Cl A2II
Callable 02/20/2019 @ $100 3.980%, 02/20/2045 (A)	2,385,480	2,385,814

Financials — 12.5%
Crestline Denali CLO XVI, Ser 2018-1A, Cl A 3.468%, VAR ICE LIBOR USD 3 Month+1.120%, 01/20/2030 (A)	2,500,000	2,489,828
SMB Private Education Loan Trust, Ser 2015-C, Cl A3
Callable 07/15/2027 @ $100 4.108%, VAR ICE LIBOR USD 1 Month+1.950%, 08/16/2032 (A)	2,000,000	2,068,436
Sound Point CLO, Ser 2018-1RA, Cl B
Callable 07/18/2020 @ $100 4.083%, VAR ICE LIBOR USD 3 Month+1.750%, 07/18/2031 (A)	4,000,000	3,995,584

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
September 30, 2018
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value

Steele Creek CLO, Ser 2018-2A, Cl A
Callable 08/18/2020 @ $100 3.473%, VAR ICE LIBOR USD 3 Month+1.200%, 08/18/2031 (A)	$2,000,000	$1,994,552
Venture 33 CLO, Ser 2018-33A, Cl B
Callable 07/15/2020 @ $100 4.028%, VAR ICE LIBOR USD 3 Month+1.850%, 07/15/2031 (A)	3,000,000	2,996,799

		13,545,199

Industrials — 1.3%
Thunderbolt II Aircraft Lease, Ser 2018-A, Cl A 4.147%, 09/15/2038 (A)	1,500,000	1,491,076

TOTAL ASSET-BACKED SECURITIES
(Cost $22,496,301)		22,440,254

MUNICIPAL BOND — 3.4%
Los Angeles’ Department of Water & Power, RB
Callable 07/01/2020 @ $100 6.166%, 07/01/2040	3,500,000	3,661,035

TOTAL MUNICIPAL BOND
(Cost $3,677,380)		3,661,035

U.S. TREASURY OBLIGATIONS — 38.9%

U.S. Treasury Note
2.500%, 06/30/2020	10,000,000	9,948,439
United States Treasury Bills
2.401%, 07/18/2019(B)	10,000,000	9,802,840
2.285%, 06/20/2019(B)	11,000,000	10,807,567
United States Treasury Inflation Indexed Bonds
1.375%, 01/15/2020	8,157,590	8,215,479
1.000%, 02/15/2048	1,021,940	1,009,152
0.750%, 07/15/2028	2,500,000	2,459,635

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $42,393,213)		42,243,112

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
September 30, 2018
(Unaudited)

LOAN PARTICIPATION — 1.4%

	Face Amount	Value

Ball Metapack FINCO, Senior Lien, Term Loan 1 6.579%, 07/26/2025	$1,496,250	$1,509,342

TOTAL LOAN PARTICIPATION
(Cost $1,488,862)		1,509,342

TOTAL INVESTMENTS — 94.4%
(Cost $102,663,899)		$102,509,548

A list of the open futures contracts held by the Fund at September 30, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation
U.S. Ultra Long Treasury Bond	(20)	Dec-2018	$(3,206,094)	$(3,085,625)	$120,469

Ultra 10-Year U.S. Treasury Note	(25)	Dec-2018	(3,207,813)	(3,150,000)	57,813

			$(6,413,907)	$(6,235,625)	$178,282

Percentages are based on Net Assets of $108,557,214

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of September 30, 2018 was $36,111,493 and represents 33.3% of Net Assets.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

Cl — Class

CLO — Collateralized Loan Obligation

ICE — Intercontinental Exchange

IO — Interest Only - face amount represents notional amount

LIBOR — London Interbank Offered Rate

RB — Revenue Bond

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
September 30, 2018
(Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long securities and at the most recent quoted ask price for securities sold short. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, unless amortized cost is determined not to be representative of fair value. If a market value is not available from a pricing vendor or from an independent broker, the security will be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•  Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•  Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•  Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
UNCONSTRAINED BOND FUND
September 30, 2018
(Unaudited)

For the period ended September 30, 2018, there have been no significant changes to the Fund’s fair valuation methodologies.

The following is a list of the level of inputs used as of September 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value.

Investments in Securities	Level 1	Level 2	Level 3	Total

Corporate Obligations	$—	$32,655,805	$—	$32,655,805
Asset-Backed Securities	—	22,440,254	—	22,440,254
Municipal Bond	—	3,661,035	—	3,661,035
U.S. Treasury Obligations	—	42,243,112	—	42,243,112
Loan Participation	—	1,509,342	—	1,509,342

Total Investments in Securities	$—	$102,509,548	$—	$102,509,548

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contracts*
Unrealized
Appreciation	$178,282	$—	$—	$178,282

Total Other Financial Instruments	$178,282	$—	$—	$178,282

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended September 30, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. For the period ended September 30, 2018, there were no Level 3 securities.

Amounts designated as “—” are $0 or have been rounded to $0.

PNN-QH-001-0100

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: November 29, 2018